Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes

The reconciliation of income taxes computed at the PRC statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2020	2019	2020	2019
PRC statutory tax rate	25%	25%	25%	25%
Computed expected benefits	(71,949)	(62,297)	(884,253)	(233,850)
Temporary differences	29,440	22,942	629,954	32,028
Permanent difference	6,640	-	131,595	-
Changes in valuation allowance	51,653	48,377	145,900	213,908
Income tax expense	$15,784	$9,022	$23,196	$12, 086

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2020	2019
PRC statutory tax rate	25%	25%
Computed expected benefits	$(241,137)	$(171,444)
Temporary differences	(15,205)	19,291
Changes in valuation allowance	268,680	160,708
Permanent difference	3,732	-
Reported income tax expense	$16,070	$8,555